Derivative Valuation - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 800,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			186,480
Derivative Liabilities	621,012	635,299	635,299
Loss on Derivative Valuation			$ 14,287	$ 0
Conversion of Stock, Shares Issued	186,480	186,420	200,000